Other Receivables and Other Current Assets, Net (Details) - Schedule of Provision for Other Receivables - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Receivables and Other Current Assets [Abstract]
Beginning balance
Ending balance	212,053
Addition	212,758
Exchange rate effect	$ (705)